Accounts receivable, net - Movements in allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	¥ (785)
Write offs	785
Ending balance		¥ (785)
Predecessor
Beginning balance	¥ (785)		¥ (656)
Additions		(129)	¥ (656)
Ending balance		¥ (785)